Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating segments and revenue from Contracts with Customers
Net sales	kr 559,780	kr 269,384	kr 855,261	kr 460,735	kr 1,206,888
Total	48,100	46,100	48,100	46,100
United States
Operating segments and revenue from Contracts with Customers
Net sales	493,356	259,238	771,632	444,931	1,075,829
Europe
Operating segments and revenue from Contracts with Customers
Net sales	18,836	10,146	35,697	15,804	39,614
Asia
Operating segments and revenue from Contracts with Customers
Net sales	47,588		47,932		91,445
Product sales
Operating segments and revenue from Contracts with Customers
Net sales	520,907	260,632	803,437	447,571	1,087,418
TARPEYO | United States
Operating segments and revenue from Contracts with Customers
Net sales	493,400	259,200	771,600	444,900
Outlicensing of product
Operating segments and revenue from Contracts with Customers
Net sales	0	0	0	0	82,712
Royalty income
Operating segments and revenue from Contracts with Customers
Net sales	kr 38,873	kr 8,752	kr 51,824	kr 13,164	kr 36,758